Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Interest income		€ 58,345	€ 61,659		€ 47,850
Interest revenue calculated using effective interest method		52,816	55,224		42,141
Other interest income		5,530	6,435		5,709
Interest expense		(32,065)	(36,392)		(24,761)
Interest income (expense)		26,280	25,267	[1]	23,089	[1]
Dividend income		123	120		118
Share of profit (loss) of associates and joint ventures accounted for using equity method		62	40		26
Fee and commission income		13,743	13,036		9,899
Fee and commission expense		(5,528)	(5,048)		(3,611)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		423	327		76
Gains Losses On Derecognition Of Financial Assets At Amortized Cost		24	20		41
Gains Losses On Derecognition Of Other Financial Assets And Liabilities		398	307		35
Gains or losses on financial assets and liabilities held for trading net		2,255	2,458		1,352
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading		0	0		0
Reclassification Of Other Gains Losses To Held For Trading		2,255	2,458		1,352
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		236	179		337
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		236	179		337
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		28	249		96
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(1)	5		(17)
Foreign exchange gain (loss)		(285)	695		339
Miscellaneous other operating income		688	623		619
Miscellaneous other operating expense		(2,614)	(3,951)		(4,042)
Income from assets covered by insurance and reinsurance contracts		3,890	3,720		3,081
Expense from liabilities covered by insurance and reinsurance contracts		(2,370)	(2,238)		(1,821)
Gross profit		36,931	35,481	[1]	29,542	[1]
Administrative expenses		(12,811)	(12,660)		(10,905)
Employee benefits expense		(7,773)	(7,659)		(6,530)
Other expense		(5,038)	(5,001)		(4,375)
Depreciation and amortisation expense		(1,521)	(1,533)		(1,403)
Provision or reversal of provisions		(373)	(198)		(373)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification		(6,073)	(5,745)		(4,428)
Gains (losses) on financial assets at amortised cost		(6,101)	(5,687)		(4,386)
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income		28	(58)		(42)
Profit (loss) from operating activities		16,153	15,345		12,432
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		32	63		(9)
Impairment or reversal of impairment on non financial assets		(13)	1		(54)
Impairment tangible assets		(5)	(29)		16
Impairment loss recognised in profit or loss, intangible assets and goodwill		(14)	(15)		(26)
Impairment or reversal of impairment on other non financial assets		(3)	(13)		(12)
Impairment tangible assets		5	29		(16)
Gains(losses) on derecognized of non financial assets and subsidiaries net		36	14		28
Negative goodwill recognised in profit and loss		0	0		0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		18	(17)		22
Profit (loss) before tax		16,227	15,405	[1]	12,419	[1]
Tax expense (income)		(5,100)	(4,830)		(4,003)
Profit (loss) from continuing operations		11,126	10,575		8,416
Profit (loss) from discontinued operations		0	0		0
Profit (loss)		11,126	10,575		8,416
Profit (loss), attributable to non-controlling interests		(615)	(521)		(397)
Profit (loss), attributable to owners of parent		€ 10,511	€ 10,054	[1]	€ 8,019	[1]
Basic earnings (loss) per share	[2]	€ 1.76	€ 1.68		€ 1.29
Basic earnings (loss) per share from continuing operations	[2]	1.76	1.68		1.29
Diluted earnings (loss) per share from continuing operations	[2]	1.76	1.68		1.29
Basic earnings (loss) per share from discontinued operations	[2]	0	0		0
Diluted earnings (loss) per share from discontinued operations	[2]	€ 0	€ 0		€ 0

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.

[2]	(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs (see Note 4).